United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 4/30/15

Date of Reporting Period: Six months ended 10/31/14

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
October 31, 2014
Share Class	Ticker
Institutional	FIIFX
Service	INISX

Federated Intermediate Corporate Bond Fund

A Portfolio of Federated Income Securities Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At October 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	97.1%
Foreign Government Debt Securities	0.8%
Derivative Contracts[2]	(0.2)%
Cash Equivalents[3]	0.9%
Other Assets and Liabilities—Net[4]	1.4%
TOTAL	100%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
October 31, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.1%
		Basic Industry - Chemicals—1.3%
$540,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$545,697
350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	366,090
500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	515,007
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,356,754
490,000		RPM International, Inc., 6.50%, 2/15/2018	556,282
101,000		Rohm & Haas Co., 6.00%, 9/15/2017	113,022
		TOTAL	3,452,852
		Basic Industry - Metals & Mining—6.7%
255,000		Alcoa, Inc., 5.87%, 2/23/2022	282,696
375,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	402,938
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	1,134,898
810,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	981,428
1,100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	1,119,614
300,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	315,820
680,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	641,865
850,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.00%, 2/25/2017	890,375
1,500,000		ArcelorMittal SA, Sr. Unsecd. Note, 5.75%, 8/5/2020	1,597,500
400,000		ArcelorMittal SA, Sr. Unsecd. Note, 6.125%, 6/1/2018	429,000
150,000		ArcelorMittal SA, Sr. Unsecd. Note, 7.25%, 3/1/2041	155,625
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	246,380
1,210,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	1,305,275
1,080,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,153,116
1,000,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	895,000
1,040,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,082,876
640,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	581,825
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,225,574
450,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	453,461
480,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	534,960
150,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	147,108
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$1,750,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	$1,998,714
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	523,200
		TOTAL	18,099,248
		Basic Industry - Paper—1.3%
1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	2,003,891
350,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	395,147
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	909,154
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	231,617
		TOTAL	3,539,809
		Capital Goods - Aerospace & Defense—0.3%
811,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	874,866
55,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	57,092
		TOTAL	931,958
		Capital Goods - Building Materials—0.8%
300,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	331,500
1,025,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,176,188
195,000		Valmont Industries, Inc., 5.25%, 10/1/2054	193,039
377,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	446,367
		TOTAL	2,147,094
		Capital Goods - Construction Machinery—0.5%
1,280,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,431,780
		Capital Goods - Diversified Manufacturing—2.6%
465,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	464,522
560,000		Dover Corp., Note, 5.45%, 3/15/2018	626,875
1,110,000		Harsco Corp., 5.75%, 5/15/2018	1,187,700
500,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	523,184
1,150,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	1,401,566
1,680,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	1,863,070
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	878,750
		TOTAL	6,945,667
		Communications - Cable & Satellite—1.7%
570,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	636,829
750,000		Comcast Corp., Sr. Unsecd. Note, 5.875%, 2/15/2018	852,132
370,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	407,824
700,000		DIRECTV Holdings LLC, Sr. Unsecd. Note, 4.45%, 4/1/2024	731,434
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—continued
$570,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	$565,036
200,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	226,709
1,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2021	1,070,981
		TOTAL	4,490,945
		Communications - Media & Entertainment—2.7%
30,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	31,454
250,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	285,491
815,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	818,965
750,000		CBS Corp., 3.70%, 8/15/2024	748,733
390,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	389,891
1,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	1,008,381
130,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	132,570
500,000		News America, Inc., Sr. Unsecd. Note, 3.00%, 9/15/2022	492,392
1,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	1,026,067
800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	834,102
375,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	445,594
215,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	225,571
910,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	942,919
		TOTAL	7,382,130
		Communications - Telecom Wireless—2.2%
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	394,156
500,000		American Tower Corp., 3.45%, 9/15/2021	490,109
550,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	587,508
2,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	2,557,333
1,180,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	1,252,267
580,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	607,343
		TOTAL	5,888,716
		Communications - Telecom Wirelines—2.7%
500,000		AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	506,684
1,160,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,264,400
160,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	179,756
1,430,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	1,485,510
500,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	529,339
220,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	283,336
2,080,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	2,330,143
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wirelines—continued
$600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	$758,570
		TOTAL	7,337,738
		Consumer Cyclical - Automotive—3.1%
1,500,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	1,506,295
1,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 1.724%, 12/6/2017	994,790
1,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,010,347
500,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	512,654
1,140,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	1,169,199
150,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	151,464
800,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.35%, 3/4/2019	803,812
1,350,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	1,396,831
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	774,739
		TOTAL	8,320,131
		Consumer Cyclical - Leisure—1.0%
950,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	995,434
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,785,028
		TOTAL	2,780,462
		Consumer Cyclical - Lodging—1.1%
1,400,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,529,500
270,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	261,945
1,150,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,181,864
3,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	3,263
		TOTAL	2,976,572
		Consumer Cyclical - Retailers—2.5%
700,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	739,657
300,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	317,018
190,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	190,583
450,000		Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	450,603
281,524	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	306,861
1,500,000		CVS Caremark Corp., Sr. Unsecd. Note, 2.25%, 12/5/2018	1,517,605
380,000		CVS Caremark Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	400,233
500,000		O'Reilly Automotive, Inc., 4.625%, 9/15/2021	546,283
390,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	427,960
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$310,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.85%, 6/15/2023	$320,073
350,000	[1,2]	Tiffany & Co., Sr. Unsecd. Note, Series 144A, 3.80%, 10/1/2024	355,656
1,200,000		Wal-Mart Stores, Inc., 2.55%, 4/11/2023	1,166,106
		TOTAL	6,738,638
		Consumer Cyclical - Services—1.3%
2,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,586,012
250,000		Expedia, Inc., 4.50%, 8/15/2024	249,197
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	558,185
		TOTAL	3,393,394
		Consumer Non-Cyclical - Food/Beverage—3.1%
1,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	1,010,150
750,000		ConAgra Foods, Inc., 6.625%, 8/15/2039	932,457
290,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	281,590
500,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	498,830
750,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	792,360
1,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,067,437
900,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	930,203
500,000		PepsiCo, Inc., 2.25%, 1/7/2019	507,767
1,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.60%, 3/1/2024	1,031,252
265,000		Sysco Corp., Sr. Unsecd. Note, 3.50%, 10/2/2024	270,228
600,000		Tyson Foods, Inc., 3.95%, 8/15/2024	612,894
465,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	498,213
		TOTAL	8,433,381
		Consumer Non-Cyclical - Pharmaceuticals—0.6%
235,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	236,075
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,351,519
		TOTAL	1,587,594
		Consumer Non-Cyclical - Products—0.2%
445,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	449,774
		Consumer Non-Cyclical - Tobacco—0.4%
580,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	601,287
270,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	337,217
		TOTAL	938,504
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—1.0%
$600,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	$592,408
239,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	241,448
145,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	146,141
170,000		Pemex Project Funding Master Trust, 5.75%, 12/15/2015	177,183
400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	470,000
1,100,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 3.125%, 1/23/2019	1,130,030
43,363	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	43,407
		TOTAL	2,800,617
		Energy - Integrated—2.4%
1,261,000		BP Capital Markets PLC, 1.375%, 5/10/2018	1,244,374
680,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	696,693
1,550,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	1,713,471
700,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	726,043
975,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	931,902
900,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	931,266
250,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	251,004
		TOTAL	6,494,753
		Energy - Midstream—1.8%
645,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	688,193
500,000		Enterprise Products Operating LLC, 3.90%, 2/15/2024	515,350
385,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	430,902
580,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	683,450
505,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	476,113
1,560,000		Williams Partners LP, 5.25%, 3/15/2020	1,733,910
360,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	357,277
		TOTAL	4,885,195
		Energy - Oil Field Services—0.6%
100,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	109,080
500,000		Weatherford International Ltd., 6.00%, 3/15/2018	563,733
550,000		Weatherford International Ltd., 9.875%, 3/1/2039	818,363
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	58,411
		TOTAL	1,549,587
		Energy - Refining—0.8%
310,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	373,721
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Refining—continued
$1,400,000		Valero Energy Corp., 9.375%, 3/15/2019	$1,787,691
		TOTAL	2,161,412
		Financial Institution - Banking—20.0%
550,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	552,033
1,150,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,211,670
650,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	655,059
1,500,000		Bank of America Corp., Series L, 2.65%, 4/1/2019	1,515,183
1,300,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	1,440,764
1,850,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,018,319
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.70%, 8/25/2017	500,427
1,900,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	1,905,611
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.30%, 1/11/2023	496,075
650,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 3.25%, 9/11/2024	647,523
800,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	801,485
700,000		Capital One Bank, Series BNKT, 2.95%, 7/23/2021	696,447
700,000		Capital One Bank, Sr. Unsecd. Note, 2.40%, 9/5/2019	696,548
430,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	430,104
450,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	451,800
1,000,000		Citigroup, Inc., 2.50%, 7/29/2019	1,004,270
690,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	734,899
2,860,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	3,106,563
1,230,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,242,322
675,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	753,795
335,000		Comerica, Inc., 3.80%, 7/22/2026	335,605
450,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	448,587
420,000		Compass Bank, Birmingham, Sr. Unsecd. Note, 2.75%, 9/29/2019	423,524
750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	750,577
750,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	752,603
830,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	858,184
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.375%, 1/22/2018	1,009,797
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	2,809,890
750,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	754,217
600,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.625%, 9/24/2018	619,096
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$210,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	$252,499
740,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	739,573
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	537,071
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.35%, 8/15/2021	537,596
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	2,322,378
1,700,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	1,661,235
1,200,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	1,223,222
1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	1,214,516
600,000		Morgan Stanley, Sr. Unsecd. Note, 2.50%, 1/24/2019	605,185
890,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	913,463
560,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	602,077
1,650,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	1,868,610
1,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,574,511
610,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	625,823
2,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	3,097,823
1,509,265	[1,3]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	914,177
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,435,826
440,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	465,853
1,500,000		Wells Fargo & Co., 2.125%, 4/22/2019	1,501,674
1,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,118,844
		TOTAL	53,834,933
		Financial Institution - Broker/Asset Mgr/Exchange—4.1%
750,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	851,914
1,490,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	1,649,549
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	404,264
103,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	116,738
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,230,409
760,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	920,165
660,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	737,650
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	562,192
490,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	576,328
640,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	797,056
390,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	407,550
70,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	73,279
500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	569,021
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$790,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	$993,980
400,000		Stifel Financial Corp., 4.25%, 7/18/2024	406,336
700,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	697,282
		TOTAL	10,993,713
		Financial Institution - Finance Companies—3.9%
437,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	543,282
403,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	408,280
1,500,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,595,766
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	2,239,212
800,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	909,002
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,152,500
500,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	590,452
500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	526,425
1,450,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,636,925
		TOTAL	10,601,844
		Financial Institution - Insurance - Health—0.1%
204,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	243,358
		Financial Institution - Insurance - Life—4.9%
1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,458,430
500,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	666,055
780,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	986,290
330,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	348,340
1,700,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,032,681
950,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,277,652
240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	255,374
790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	1,242,752
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	455,700
300,000		MetLife, Inc., Sr. Unsecd. Note, 3.60%, 4/10/2024	306,253
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	844,840
275,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	270,235
320,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	322,194
280,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	341,088
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.60%, 5/15/2044	$511,799
465,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	466,424
1,150,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	1,537,154
		TOTAL	13,323,261
		Financial Institution - Insurance - P&C—2.5%
300,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	303,415
515,000		CNA Financial Corp., 6.50%, 8/15/2016	563,325
350,000		CNA Financial Corp., Sr. Unsecd. Note, 3.95%, 5/15/2024	359,311
130,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	149,546
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	680,565
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	461,599
220,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	238,738
270,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	279,640
1,300,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	2,015,829
150,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	157,900
1,500,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,605,000
		TOTAL	6,814,868
		Financial Institution - REIT - Apartment—0.5%
650,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	649,964
500,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	491,128
270,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	291,648
		TOTAL	1,432,740
		Financial Institution - REIT - Healthcare—0.3%
800,000		Healthcare Trust of America, 3.70%, 4/15/2023	790,252
		Financial Institution - REIT - Office—0.7%
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	603,610
1,000,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,154,853
		TOTAL	1,758,463
		Financial Institution - REIT - Other—0.7%
500,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	506,136
500,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	521,798
Semi-Annual Shareholder Report
11

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—continued
$314,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	$370,742
375,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	391,224
		TOTAL	1,789,900
		Financial Institution - REIT - Retail—0.4%
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	475,995
500,000		Simon Property Group LP, 6.125%, 5/30/2018	573,802
		TOTAL	1,049,797
		Municipal Services—0.6%
560,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	606,189
940,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	1,016,027
		TOTAL	1,622,216
		Sovereign—0.5%
425,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	458,041
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	895,789
		TOTAL	1,353,830
		Technology—5.0%
430,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	417,085
560,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	567,441
335,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	323,444
125,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	131,118
250,000		BMC Software, Inc., 7.25%, 6/1/2018	248,750
1,200,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	1,194,744
1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,887,423
1,200,000		Harris Corp., 5.95%, 12/1/2017	1,354,868
900,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	934,102
940,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	990,192
1,370,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,587,423
500,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 4.55%, 10/30/2024	500,562
750,000		Oracle Corp., Sr. Unsecd. Note, 3.40%, 7/8/2024	757,831
1,250,000		Oracle Corp., Sr. Unsecd. Note, Series NOTE, 2.80%, 7/8/2021	1,256,902
355,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	361,061
350,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	363,667
550,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	596,127
		TOTAL	13,472,740
Semi-Annual Shareholder Report
12

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Airlines—0.9%
$425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	$543,758
1,760,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	1,901,087
		TOTAL	2,444,845
		Transportation - Railroads—1.5%
407,025		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	461,693
1,000,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,041,353
1,200,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	1,157,779
800,000		Union Pacific Corp., 2.95%, 1/15/2023	804,498
125,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	126,924
300,000		Union Pacific Corp., Sr. Unsecd. Note, 3.646%, 2/15/2024	314,491
		TOTAL	3,906,738
		Transportation - Services—1.8%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	946,678
220,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	252,236
400,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	398,895
600,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	630,655
750,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	789,115
1,000,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	1,007,378
250,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.50%, 3/1/2018	255,448
515,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	519,346
		TOTAL	4,799,751
		Utility - Electric—4.4%
385,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	377,076
350,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	404,693
1,500,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	1,890,839
1,000,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	1,060,250
1,125,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,249,607
750,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	783,689
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	420,919
250,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	278,180
Semi-Annual Shareholder Report
13

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$347,060	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	$373,093
1,355,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,785,329
940,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	942,409
115,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	119,654
830,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	879,300
335,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	338,810
840,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	904,535
		TOTAL	11,808,383
		Utility - Natural Gas—1.6%
200,000		Atmos Energy Corp., 8.50%, 3/15/2019	251,605
540,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	541,919
390,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	428,164
800,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	801,656
785,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	848,709
1,200,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	1,226,465
300,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	309,831
		TOTAL	4,408,349
		TOTAL CORPORATE BONDS (IDENTIFIED COST $245,991,172)	261,607,932
		FOREIGN GOVERNMENTs/AGENCIES—0.8%
		Sovereign—0.8%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	341,600
990,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,126,125
750,000		United Mexican States, Note, 5.625%, 1/15/2017	820,500
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,044,541)	2,288,225
		INVESTMENT COMPANY—0.9%
2,395,089	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	2,395,089
		TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $250,430,802)[6]	266,291,246
		OTHER ASSETS AND LIABILITIES - NET—1.2%[7]	3,166,760
		TOTAL NET ASSETS—100%	$269,458,006
Semi-Annual Shareholder Report
14

At October 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
8U.S. Treasury Note 2-Year Long Futures	50	$10,978,125	December 2014	$35,043
8U.S. Treasury Note 10-Year Short Futures	90	$11,372,344	December 2014	$(99,343)
8U.S. Treasury Long Bond Short Futures	70	$9,876,563	December 2014	$(146,720)
8U.S. Treasury Ultra Bond Short Futures	105	$16,465,313	December 2014	$(338,883)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(549,903)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $56,560,317, which represented 21.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $52,323,958, which represented 19.4% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Affiliated holding.
5	7-day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
15

The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$260,693,755	$914,177	$261,607,932
Foreign Governments/Agencies	—	2,288,225	—	2,288,225
Investment Company	2,395,089	—	—	2,395,089
TOTAL SECURITIES	$2,395,089	$262,981,980	$914,177	$266,291,246
OTHER FINANCIAL INSTRUMENTS*	$(549,903)	$—	$—	$(549,903)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights—Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2014	Year Ended April 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.61	$10.40	$10.09	$10.22	$10.06	$8.93
Income From Investment Operations:
Net investment income	0.18	0.41	0.42	0.45	0.49	0.47
Net realized and unrealized gain (loss) on investments and futures contracts	(0.03)	(0.24)	0.31	(0.02)	0.16	1.13
TOTAL FROM INVESTMENT OPERATIONS	0.15	0.17	0.73	0.43	0.65	1.60
Less Distributions:
Distributions from net investment income	(0.18)	(0.42)	(0.42)	(0.45)	(0.49)	(0.47)
Distributions from net realized gain on investments and futures contracts	—	(0.54)	—	(0.11)	—	—
TOTAL DISTRIBUTIONS	(0.18)	(0.96)	(0.42)	(0.56)	(0.49)	(0.47)
Net Asset Value, End of Period	$9.58	$9.61	$10.40	$10.09	$10.22	$10.06
Total Return[1]	1.58%	1.85%	7.41%	4.33%	6.59%	18.18%
Ratios to Average Net Assets:
Net expenses	0.56%[2]	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	3.72%[2]	4.20%	4.14%	4.45%	4.83%	4.81%
Expense waiver/reimbursement[3]	0.18%[2]	0.24%	0.22%	0.24%	0.23%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$233,173	$216,134	$239,453	$261,834	$302,135	$335,767
Portfolio turnover	8%	20%	28%	20%	22%	70%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights—Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2014	Year Ended April 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$9.62	$10.40	$10.09	$10.22	$10.06	$8.93
Income From Investment Operations:
Net investment income	0.17	0.40	0.40	0.42	0.46	0.44
Net realized and unrealized gain (loss) on investments and futures contracts	(0.03)	(0.25)	0.31	(0.02)	0.16	1.13
TOTAL FROM INVESTMENT OPERATIONS	0.14	0.15	0.71	0.40	0.62	1.57
Less Distributions:
Distributions from net investment income	(0.17)	(0.39)	(0.40)	(0.42)	(0.46)	(0.44)
Distributions from net realized gain on investments and futures contracts	—	(0.54)	—	(0.11)	—	—
TOTAL DISTRIBUTIONS	(0.17)	(0.93)	(0.40)	(0.53)	(0.46)	(0.44)
Net Asset Value, End of Period	$9.59	$9.62	$10.40	$10.09	$10.22	$10.06
Total Return[1]	1.45%	1.71%	7.14%	4.07%	6.33%	17.89%
Ratios to Average Net Assets:
Net expenses	0.81%[2]	0.81%	0.81%	0.81%	0.81%	0.81%
Net investment income	3.46%[2]	3.84%	3.90%	4.16%	4.55%	4.55%
Expense waiver/reimbursement[3]	0.39%[2]	0.43%	0.41%	0.44%	0.44%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,285	$34,610	$150,899	$171,273	$70,365	$168,592
Portfolio turnover	8%	20%	28%	20%	22%	70%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
October 31, 2014 (unaudited)
Assets:
Total investment in securities, at value including $2,395,089 of investment in an affiliated holding (Note 5) (identified cost $250,430,802)		$266,291,246
Restricted cash (Note 2)		519,668
Income receivable		3,139,963
Receivable for shares sold		168,773
Receivable for daily variation margin		112,656
TOTAL ASSETS		270,232,306
Liabilities:
Payable for shares redeemed	$332,456
Income distribution payable	393,378
Payable to adviser (Note 5)	367
Payable for Directors'/Trustees' fees (Note 5)	302
Payable for other service fees (Notes 2 and 5)	16,065
Accrued expenses (Note 5)	31,732
TOTAL LIABILITIES		774,300
Net assets for 28,112,233 shares outstanding		$269,458,006
Net Assets Consist of:
Paid-in capital		$254,229,166
Net unrealized appreciation of investments and futures contracts		15,310,541
Accumulated net realized loss on investments and futures contracts		(124,993)
Undistributed net investment income		43,292
TOTAL NET ASSETS		$269,458,006
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$233,173,152 ÷ 24,327,073 shares outstanding, no par value, unlimited shares authorized		$9.58
Service Shares:
$36,284,854 ÷ 3,785,160 shares outstanding, no par value, unlimited shares authorized		$9.59
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended October 31, 2014 (unaudited)
Investment Income:
Interest			$5,701,206
Dividends received from an affiliated holding (Note 5)			1,856
TOTAL INCOME			5,703,062
Expenses:
Investment adviser fee (Note 5)		$666,135
Administrative fee (Note 5)		104,230
Custodian fees		7,534
Transfer agent fee		52,212
Directors'/Trustees' fees (Note 5)		775
Auditing fees		13,334
Legal fees		7,515
Portfolio accounting fees		53,904
Distribution services fee (Note 5)		44,514
Other service fees (Notes 2 and 5)		91,379
Share registration costs		17,288
Printing and postage		11,976
Miscellaneous (Note 5)		4,621
TOTAL EXPENSES		1,075,417
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(186,918)
Reimbursement of other operating expenses (Notes 2 and 5)	(91,412)
TOTAL WAIVERS AND REIMBURSEMENTS		(278,330)
Net expenses			797,087
Net investment income			4,905,975
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			1,122,332
Net realized loss on futures contracts			(2,546,452)
Net change in unrealized appreciation of investments			123,345
Net change in unrealized depreciation of futures contracts			447,115
Net realized and unrealized loss on investments and futures contracts			(853,660)
Change in net assets resulting from operations			$4,052,315
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 10/31/2014	Year Ended 4/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,905,975	$10,366,647
Net realized gain (loss) on investments and futures contracts	(1,424,120)	10,344,077
Net change in unrealized appreciation/depreciation of investments and futures contracts	570,460	(19,456,317)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,052,315	1,254,407
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,306,097)	(8,461,801)
Service Shares	(619,592)	(1,937,566)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	—	(10,125,432)
Service Shares	—	(1,874,713)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,925,689)	(22,399,512)
Share Transactions:
Proceeds from sale of shares	55,373,437	88,901,975
Net asset value of shares issued to shareholders in payment of distributions declared	2,769,537	16,146,912
Cost of shares redeemed	(38,555,848)	(223,511,354)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,587,126	(118,462,467)
Change in net assets	18,713,752	(139,607,572)
Net Assets:
Beginning of period	250,744,254	390,351,826
End of period (including undistributed net investment income of $43,292 and $63,006, respectively)	$269,458,006	$250,744,254
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
October 31, 2014 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from
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more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
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The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended October 31, 2014, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$46,898	$(46,898)
Service Shares	44,481	—
TOTAL	$91,379	$(46,898)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to increase yield and income, and to manage duration risk, market risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or
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losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $10,972,210 and $35,988,840, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(549,903)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(2,546,452)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$447,115
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
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securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$ 1,600,000	$1,785,028
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$ 1,458,178	$914,177
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	3/31/1999 – 9/29/1999	$ 1,138,408	$1,537,154
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2014		Year Ended 4/30/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,295,605	$51,011,735	8,399,284	$81,828,675
Shares issued to shareholders in payment of distributions declared	230,886	2,224,417	1,323,672	12,766,731
Shares redeemed	(3,678,790)	(35,445,576)	(10,261,664)	(102,101,094)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,847,701	$17,790,576	(538,708)	$(7,505,688)

	Six Months Ended 10/31/2014		Year Ended 4/30/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	452,190	$4,361,702	707,988	$7,073,300
Shares issued to shareholders in payment of distributions declared	56,580	545,120	347,808	3,380,181
Shares redeemed	(322,827)	(3,110,272)	(11,961,429)	(121,410,260)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	185,943	$1,796,550	(10,905,633)	$(110,956,779)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,033,644	$19,587,126	(11,444,341)	$(118,462,467)
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4. FEDERAL TAX INFORMATION
At October 31, 2014, the cost of investments for federal tax purposes was $250,430,802. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $15,860,444. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,912,411 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,051,967.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2014, the Adviser voluntarily waived $183,583 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
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For the six months ended October 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Service Shares	$44,514	$(44,514)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended October 31, 2014, FSSC received $651 and reimbursed $46,898 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2014, the Adviser reimbursed $3,335. Transactions involving the affiliated holding during the six months ended October 31, 2014, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2014	8,363,037
Purchases/Additions	44,701,629
Sales/Reductions	(50,669,577)
Balance of Shares Held 10/31/2014	2,395,089
Value	$2,395,089
Dividend Income	$1,856
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2014, were as follows:
Purchases	$43,327,179
Sales	$19,699,262
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2014, there were no outstanding loans. During the six months ended October 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2014, there were no outstanding loans. During the six months ended October 31, 2014, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,015.80	$2.85
Service Shares	$1,000	$1,014.50	$4.11
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.38	$2.85
Service Shares	$1,000	$1,021.12	$4.13
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.56%
Service Shares	0.81%
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Evaluation and Approval of Advisory Contract–May 2014
Federated Intermediate Corporate Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
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institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
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the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
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The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in
Semi-Annual Shareholder Report
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allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
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The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Intermediate Corporate Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C407
CUSIP 31420C506
G00715-01 (12/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
October 31, 2014
Share Class	Ticker
A	FTIAX
Institutional	FSTIX
Service	FSISX
Y	FSTYX

Federated Short-Term Income Fund
Fund Established 1986

A Portfolio of Federated Income Securities Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from May 1, 2014 through October 31, 2014. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At October 31, 2014, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	42.2%
Corporate Debt Securities	35.1%
Mortgage-Backed Securities[3]	16.4%
Floating Rate Loans	2.5%
U.S. Treasury and Agency Securities[4]	0.9%
Trade Finance Agreements	0.4%
Foreign Debt Securities	0.3%
Municipal Bonds	0.3%
Derivative Contracts[5,6]	0.0%
Other Security Types[6,7]	0.0%
Cash Equivalents[8]	2.4%
Other Assets and Liabilities—Net[9]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs) and adjustable rate mortgage-backed securities.
4	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by GSEs.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Represents less than 0.1%.
7	Other Security Types consist of exchange-traded funds, common stock and warrants.
8	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
9	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
October 31, 2014 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation—0.1%
$9,871	[1]	FHLMC ARM 390260, 2.069%, 10/01/2030	$10,109
17,631	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	19,168
7,803	[1]	FHLMC ARM 420196, 5.319%, 11/01/2030	8,484
16,420	[1]	FHLMC ARM 606116, 2.121%, 9/1/2019	16,691
631,717	[1]	FHLMC ARM 780443, 1.965%, 3/01/2033	670,581
17,423	[1]	FHLMC ARM 785167, 2.313%, 12/01/2018	17,670
		TOTAL	742,703
		Federal National Mortgage Association—0.2%
16,306	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	17,729
392,716	[1]	FNMA ARM 544843, 2.484%, 10/01/2027	413,187
353,813	[1]	FNMA ARM 544852, 2.498%, 4/01/2028	372,492
473,423	[1]	FNMA ARM 544884, 2.477%, 5/01/2034	502,975
698,551	[1]	FNMA ARM 556379, 1.516%, 5/01/2040	717,610
249,198	[1]	FNMA ARM 556388, 1.516%, 5/01/2040	256,032
1,051,168	[1]	FNMA ARM 618128, 1.926%, 8/01/2033	1,090,497
		TOTAL	3,370,522
		Government National Mortgage Association—0.0%
11,347	[1]	GNMA ARM 8902, 1.625%, 30 Year, 1/20/2022	11,549
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $3,991,731)	4,124,774
		ASSET-BACKED SECURITIES—42.2%
		Auto Receivables—20.4%
2,000,000	[1]	Ally Auto Receivables Trust 2013-SN1 A4, Class A4, 0.98%, 5/22/2017	2,005,301
2,700,000	[2,3]	ARI Fleet Lease Trust 2014-A, Class A2, 0.81%, 11/15/2022	2,699,723
5,000,000	[1,2,3]	Ally Master Owner Trust 2012-1, Class D, 3.12%, 2/15/2017	5,027,201
3,000,000	[1,2,3]	Ally Master Owner Trust 2012-3, Class D, 2.503%, 6/15/2017	3,025,785
5,000,000	[1]	Ally Master Owner Trust 2013-1, Class A1, 0.603%, 2/15/2018	5,009,168
3,568,784	[2,3]	American Credit Acceptance Receivables Trust 2014-3, Class A, 0.99%, 8/10/2018	3,567,760
5,000,000		Americredit Automobile Receivables Trust 2005-C, Class C, 1.69%, 11/8/2018	5,038,126
1,027,020		Americredit Automobile Receivables Trust 2010-3, Class C, 3.34%, 4/8/2016	1,031,784
313,781		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	315,100
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$10,000,000	[1]	Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	$10,474,146
2,000,000	[1]	Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	2,029,511
13,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	13,387,085
3,000,000		Americredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	3,067,307
5,000,000		BMW Vehicle Trust 2014-1, Class A4, 0.99%, 8/21/2017	5,007,723
13,000,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	13,183,929
6,933,316	[1]	Capital Auto Receivables Asset Trust 2013-3, Class A1B, 0.587%, 11/20/2015	6,937,096
3,100,000		Capital Auto Receivables Asset Trust 2014-1, Class A1A, 0.68%, 5/20/2016	3,103,908
5,000,000	[1]	Capital Auto Receivables Asset Trust 2014-3, Class A1, 0.477%, 2/21/2017	4,993,501
3,780,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class B, 1.153%, 1/7/2025	3,792,006
2,500,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class D, 1.953%, 1/7/2025	2,508,340
3,500,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class A, 0.573%, 3/7/2026	3,501,374
2,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class B, 0.953%, 3/7/2026	2,002,660
1,000,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class C, 1.353%, 3/7/2026	1,001,350
1,500,000	[1,2,3]	Chesapeake Funding LLC 2014-1A, Class D, 1.703%, 3/7/2026	1,502,058
2,900,000	[1,2,3]	Chrysler Capital Auto Receivables Trust 2013-AA, Class A3, 0.91%, 4/16/2018	2,908,396
4,319,203	[1,2,3]	Enterprise Fleet Financing LLC 2013-2, Class A2, 0.98%, 3/20/2019	4,331,614
4,500,000	[1,2,3]	Enterprise Fleet Financing LLC 2014-2, Class A2, 1.05%, 3/20/2020	4,501,395
1,940,842	[2,3]	Enterprise Fleet Financing, LLC Series 2012-1, Class A2, 1.14%, 11/20/2017	1,942,758
4,000,000	[1]	Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	3,995,105
3,776,000	[1]	Ford Credit Auto Lease Trust 2013-A, Class D, 1.79%, 10/15/2017	3,784,026
7,000,000	[1]	Ford Credit Auto Lease Trust 2013-B, Class C, 2.12%, 8/15/2017	7,027,924
8,000,000		Ford Credit Auto Lease Trust 2014-A, Class B, 1.16%, 8/15/2017	8,001,808
5,000,000	[1]	Ford Credit Auto Lease Trust 2014-B, Class B, 1.35%, 12/15/2017	5,013,711
6,500,000	[1]	Ford Credit Auto Owner Trust 2012-B, Class C, 2.08%, 2/15/2018	6,607,607
9,000,000	[1]	Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	9,047,109
10,000,000	[1,2,3]	Huntington Auto Trust 2011-1A, Class D, 3.52%, 6/15/2018	10,148,419
4,000,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	4,076,157
3,504,000	[2,3]	Hyundai Auto Lease Securitization Trust 2014-A, Class B, 1.30%, 7/16/2018	3,508,882
6,000,000		Hyundai Auto Receivables Trust 2011-B, Class D, 3.51%, 11/15/2017	6,129,767
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$6,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	$6,099,512
528,740	[1,2,3]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.157%, 9/20/2016	528,951
2,500,000	[1,2,3]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.803%, 5/15/2018	2,497,098
1,033,723	[2,3]	M&T Bank Auto Receivables Trust 2013-1, Class A2, 0.66%, 2/16/2016	1,033,921
1,500,000	[2,3]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	1,520,979
8,000,000		Mercedes-Benz Auto Lease Trust 2013-B, Class A4, 0.76%, 7/15/2019	8,011,196
2,500,000		Mercedes-Benz Auto Lease Trust 2014-A, Class A4, 0.90%, 12/16/2019	2,505,265
5,000,000	[1,2,3]	Mercedes-Benz Master Owner Trust 2012-AA, Class A, 0.79%, 11/15/2017	5,013,866
1,275,000	[1,2,3]	Motor 2013-1A, Class A1, 0.655%, 2/25/2021	1,276,240
7,321,333	[1,2,3]	Motor PLC 2014-1A, Class A1, 0.635%, 8/25/2021	7,331,412
5,073,000	[1,2,3]	Navistar Financial 2012-A Owner Trust, Class D, 3.29%, 1/18/2019	5,084,813
5,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2013-1, Class A4, 0.88%, 10/22/2019	5,012,288
4,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2014-1, Class A4, 1.26%, 9/21/2020	4,019,169
5,000,000	[1,2,3]	SMART ABS Series 2012-2US Trust, Class A4B, 1.403%, 3/14/2018	5,060,416
600,000	[1]	SMART ABS Series 2012-4US Trust, Class A4B, 0.853%, 8/14/2018	601,522
1,220,456	[1,2,3]	SMART Series 2012-1US Trust, Class A3B, 1.053%, 5/14/2016	1,221,986
6,000,000	[1]	Santander Drive Auto Receivables Trust 2012-4, Class B, 1.83%, 3/15/2017	6,018,345
1,600,000	[1]	Santander Drive Auto Receivables Trust 2013-1, Class C, 1.76%, 1/15/2019	1,611,238
3,000,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	3,085,918
7,100,000		Santander Drive Auto Receivables Trust 2014-1, Class B, 1.59%, 10/15/2018	7,134,529
4,000,000		Volkswagen Auto Lease Trust 2014-A A4, Class A4, 0.99%, 7/20/2018	4,012,560
2,500,000		World Omni Automobile Lease Securitization Trust 2012-A, Class B, 1.49%, 2/15/2018	2,505,782
2,388,005	[1]	World Omni Automobile Lease Securitization Trust 2013-A, Class A2B, 0.473%, 5/16/2016	2,389,361
12,040,000		World Omni Automobile Lease Securitization Trust 2013-A, Class B, 1.64%, 2/15/2019	12,144,994
		TOTAL	280,957,981
		Credit Card—11.3%
9,000,000	[1]	American Express Credit Account Master 2013-1, Class B, 0.853%, 2/16/2021	9,037,924
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$5,000,000	[1]	American Express Credit Account Master Trust 2014-1, Class B, 0.653%, 12/15/2021	$4,995,576
11,500,000	[1]	American Express Issuance Trust II 2013-1, Class C, 0.853%, 2/15/2019	11,472,667
8,000,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 0.533%, 6/15/2021	7,985,148
5,000,000	[1]	Capital One Multi-Asset Execution Trust 2014-A3, Class A3, 0.533%, 1/18/2022	5,011,926
10,000,000	[1]	Chase Issuance Trust 2007-C1, Class C1, 0.613%, 4/15/2019	9,941,374
8,000,000	[1]	Citibank Credit Card Issuance Trust 2013-A11, Class A11, 0.393%, 2/7/2018	8,004,794
4,300,000	[1]	Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.433%, 5/26/2020	4,286,484
9,000,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 0.603%, 4/15/2021	9,011,682
15,000,000	[1]	Discover Card Execution Note Trust 2014-A1, Class A1, 0.583%, 7/15/2021	14,997,369
6,000,000	[1]	DryRock Issuance Trust 2014-1, Class A, 0.513%, 12/16/2019	5,997,354
7,000,000	[1,2,3]	Golden Credit Card Trust 2012-3A, Class A, 0.606%, 7/17/2017	7,006,452
7,000,000	[1,2,3]	Golden Credit Card Trust 2013-2A, Class A, 0.583%, 9/15/2018	7,008,396
8,000,000	[1,2,3]	Golden Credit Card Trust 2014-2A, Class A, 0.603%, 3/15/2021	8,003,432
15,000,000	[2,3]	Master Credit Card Trust 2012-2A, Class A, 0.78%, 4/21/2017	15,022,825
3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class B, 1.64%, 1/22/2018	3,016,493
3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class C, 2.28%, 1/22/2018	3,005,648
15,000,000	[1,2,3]	Penarth Master Issuer PLC 2013-1A, Class A1, 0.547%, 11/18/2017	15,012,225
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC 2012-1A, Class A, 0.953%, 6/17/2019	7,062,251
		TOTAL	155,880,020
		Equipment Lease—3.3%
2,548,703	[2,3]	CIT Equipment Collateral 2012-VT1, Class B, 1.69%, 8/22/2016	2,550,583
4,400,000	[2,3]	CIT Equipment Collateral 2013-VT1, Class B, 1.69%, 7/20/2020	4,448,060
4,000,000	[2,3]	CIT Equipment Collateral 2013-VT1, Class C, 2.04%, 7/20/2020	4,063,832
4,409,405	[1,2,3]	CLI Funding LLC 2006-1A A, Class A, 0.337%, 8/18/2021	4,398,516
3,366,667	[2,3]	CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	3,321,708
3,500,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	3,528,996
3,000,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	3,000,742
1,572,810		GE Equipment Midticket LLC, Series 2013-1, Class A2, 0.64%, 3/22/2016	1,572,904
2,500,000	[2,3]	GE Equipment Small Ticket LLC Series 2014-1A, Class B, 1.67%, 10/25/2021	2,516,491
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$3,100,000	[2,3]	Great America Leasing Receivables 2011-1, Class C, 3.38%, 1/15/2018	$3,157,408
2,000,000	[2,3]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,029,052
1,200,000	[2,3]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,206,548
989,000	[2,3]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	1,000,371
2,000,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class B, 1.753%, 8/15/2020	2,009,462
1,200,000	[1,2,3]	Great America Leasing Receivables 2014-1, Class C, 1.965%, 8/15/2021	1,206,218
2,322,788	[2,3]	MMAF Equipment Finance LLC 2013-AA, Class A2, 0.69%, 5/9/2016	2,323,986
1,500,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class B, 1.66%, 11/16/2020	1,504,075
1,750,000	[2,3]	Volvo Financial Equipment LLC 2014-1A, Class C, 1.94%, 11/15/2021	1,756,371
		TOTAL	45,595,323
		Home Equity Loan—0.5%
286,606	[1]	Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.512%, 7/25/2035	286,322
2,981,374	[1]	Carrington Mortgage Loan Trust 2006-OPT1, Class A3, 0.332%, 2/25/2036	2,881,363
14,501	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.633%, 1/15/2028	11,764
40,227	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.412%, 11/25/2036	39,605
2,469,944		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,316,866
145,359	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.172%, 11/25/2034	135,407
328,248	[1,2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	43,395
42,622	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.64%, 12/25/2035	42,490
83,134	[1,2,3]	Quest Trust 2004—X1, Class A, 0.812%, 3/25/2034	83,001
2,652,974	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,779,641
		TOTAL	7,619,854
		Manufactured Housing—0.0%
28,143		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	28,331
		Other—6.7%
4,625,871	[1,2,3]	ACS Pass Through Trust 2007-1A, Class G1, 0.463%, 6/14/2037	4,501,551
1,603,665	[1,2,3]	Aircraft Lease Securitization Ltd. 2007-1A, Class G3, 0.40%, 5/10/2032	1,596,328
2,515,492	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.034%, 2/25/2043	2,522,693
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$7,500,000	[1,2,4]	Carlyle Global Market Strategies 2014-1A, Class A, 2.131%, 10/15/2021	$7,500,000
6,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-1, Class A, 0.727%, 2/20/2017	6,006,584
4,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.647%, 6/20/2017	4,006,899
2,911,015	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.832%, 10/25/2035	2,898,922
5,000,000	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.084%, 10/25/2025	5,014,550
2,364,406	[1]	Ohio Phase In Recovery Funding LLC 2013-1, Class A1, 0.958%, 7/1/2018	2,367,267
4,000,000	[1,2,3]	PFS Financing Corp. 2013-AA, Class A, 0.703%, 2/15/2018	4,002,534
3,500,000	[1,2,3]	PFS Financing Corp. 2013-BA, Class B, 1.253%, 4/17/2017	3,504,027
8,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class A, 0.753%, 2/15/2019	8,011,383
5,000,000	[1,2,3]	PFS Financing Corp. 2014-AA, Class B, 1.103%, 2/15/2019	5,009,592
3,071,917	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.755%, 11/25/2027	3,087,287
1,839,002	[1,2,3]	SLM Student Loan Trust 2011-A, Class A1, 1.153%, 10/15/2024	1,850,980
939,309	[1,2,3]	SLM Student Loan Trust 2012-A, Class A1, 1.553%, 8/15/2025	950,625
2,368,935	[1,2,3]	SLM Student Loan Trust 2012-B, Class A1, 1.253%, 12/15/2021	2,380,118
3,326,268	[1,2,3]	SLM Student Loan Trust 2012-C, Class A1, 1.253%, 8/15/2023	3,360,696
1,065,501	[1]	SLM Student Loan Trust 2013-3, Class A1, 0.355%, 11/27/2017	1,065,366
1,737,153	[1]	SLM Student Loan Trust 2013-5, Class A1, 0.415%, 5/25/2018	1,737,304
11,000,000	[1,2,3]	SLM Student Loan Trust 2013-C, Class A2B, 1.553%, 10/15/2031	11,224,613
4,000,000	[1,2,3]	SLM Student Loan Trust 2014-A, Class A2B, 1.303%, 1/15/2026	4,075,863
975,149	[2,3]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	993,588
1,049,725	[2,3]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	1,071,411
3,445,621	[2,3]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	3,470,500
		TOTAL	92,210,681
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $579,427,385)	582,292,190
		COLLATERALIZED MORTGAGE OBLIGATIONS—13.3%
		Commercial Mortgage—7.2%
9,500,000	[1,2,3]	Banc of America Merrill Lynch Large Loan, Inc. 2013-DSNY, Class B, 1.654%, 9/15/2026	9,516,454
3,000,000	[1,2,3]	Citigroup Commercial Mortgage Trust 2014-388G, Class A, 0.904%, 6/15/2033	2,996,270
3,468,515	[1,2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	3,512,787
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$1,103,193	[1]	Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	$1,106,870
3,990,125		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	3,985,892
2,674,936		Commercial Mortgage Trust 2013-LC6, Class A1, 0.724%, 1/10/2046	2,655,758
3,254,096		Commercial Mortgage Trust 2014-LC17, Class A1, 1.381%, 10/10/2047	3,264,380
1,365,601	[1,2,3]	Credit Suisse Mortgage Trust 2012-CIM2, Class A1, 3.000%, 6/25/2042	1,346,120
4,764,731	[2,3]	Credit Suisse Mortgage Trust 2013-IVR3, Class A1, 2.500%, 5/25/2043	4,492,725
5,968,085	[2,3]	Credit Suisse Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	5,492,729
5,831,346	[2,3]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	6,015,144
2,651,339	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	2,743,283
2,396,545	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,418,318
10,000,000	[1,2,3]	JP Morgan Chase Commercial Mortgage Securities 2014-FBLU, Class B, 1.654%, 12/15/2028	9,925,888
1,239,168		JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6, Class A1, 1.031%, 5/15/2045	1,241,421
15,000,000	[1,2,3]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 0.803%, 11/15/2045	15,000,668
833,696	[2,3]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	841,917
5,000,000	[1,2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.942%, 4/10/2046	4,958,303
7,481,000		WF-RBS Commercial Mortgage Trust 2011-C5, Class A2, 2.684%, 11/15/2044	7,688,907
5,000,000	[1,2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.316%, 6/15/2045	5,151,653
4,800,000	[1,2,3]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.203%, 7/15/2046	4,841,820
		TOTAL	99,197,307
		Federal Home Loan Mortgage Corporation—1.1%
1,399		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	1,480
11,793		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	12,586
31,398		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	35,197
12,627		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	13,100
153,054	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.503%, 2/15/2018	153,631
441		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	441
89,091		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	92,086
101,638		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	106,863
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$99,827		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	$109,394
1,881,703	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 0.453%, 2/15/2036	1,886,873
231,940	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.613%, 2/15/2034	234,062
819,680	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.553%, 7/15/2036	823,449
381,088	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.903%, 7/15/2036	387,540
976,401	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.063%, 7/15/2037	999,858
5,328,124		Federal Home Loan Mortgage Corp. REMIC K701, Class A1, 2.776%, 6/25/2017	5,462,461
4,376,649	[1]	Federal Home Loan Mortgage Corp. REMIC KGRP, Class A, 0.537%, 4/25/2020	4,388,996
166,831	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 5.908%, 9/25/2043	189,045
		TOTAL	14,897,062
		Federal National Mortgage Association—1.2%
56,099		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	63,719
1,801		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	2,049
41,363		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	46,090
35,996	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	40,136
2,629	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	2,718
10,970		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	12,059
242,404		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	270,292
7,524		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	7,756
91,493	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.652%, 9/25/2032	92,646
28,286		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	29,658
41,366		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	42,507
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$550,005	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.582%, 6/25/2036	$554,253
2,467,389	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.602%, 7/25/2037	2,491,808
393,797	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.152%, 6/25/2037	404,467
412,094	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 0.952%, 5/25/2039	418,619
116,794	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 0.652%, 8/25/2039	117,749
762,052	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.002%, 4/25/2037	779,059
1,364,092	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 0.692%, 7/25/2037	1,378,219
3,004,938	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 0.602%, 3/25/2041	3,016,807
6,651,710	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 0.552%, 2/25/2042	6,674,959
44,378		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	47,153
56,536		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	63,108
		TOTAL	16,555,831
		Government Agency—0.4%
3,590,675	[2,3]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	3,572,842
1,386,830	[1]	NCUA Guaranteed Notes 2010-C1, Class A1, 0.711%, 10/29/2020	1,399,343
1,193,446	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.603%, 1/8/2020	1,199,693
		TOTAL	6,171,878
		Government National Mortgage Association—0.9%
6,081,862	[1]	Government National Mortgage Association REMIC 2013-H16 FA, 1.00%, 7/20/2063	6,109,401
6,746,447	[1]	Government National Mortgage Association REMIC 2013-H17 FA, 1.00%, 7/20/2063	6,757,990
		TOTAL	12,867,391
		Non-Agency Mortgage—2.5%
58,990	[1]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	59,144
3,333,333	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 2A1, 1.931%, 5/17/2060	3,367,713
13,432	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 2.941%, 3/25/2033	13,536
110,275	[1,2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.347%, 2/3/2029	42,073
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$160,320	[1]	Chaseflex Trust 2006-1, Class A2A, 5.091%, 6/25/2036	$159,142
34,753		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	35,759
39,483	[1,2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	36,645
2,336,887	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A2, 1.881%, 10/15/2054	2,348,985
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.40%, 2/25/2037	594,989
4,078,480	[1,2,3]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.635%, 12/22/2054	4,121,341
5,321,424	[1,2,3]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 0.735%, 12/22/2054	5,327,790
348,480	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 3.188%, 9/25/2034	293,286
53,679		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	57,323
120,222	[1]	Sequoia Mortgage Trust 2010-H1, Class A1, 2.689%, 2/25/2040	118,722
625,155	[1]	Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	636,420
1,013,019	[1]	Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	1,028,708
572,910	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	574,508
6,703,697	[1]	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	6,070,807
3,204,169		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	2,904,425
4,254,914	[1]	Sequoia Mortgage Trust 2013-2, Class A, 1.898%, 2/25/2043	3,880,133
1,000,000	[1,2,3]	Silverstone Master Issuer 2012-1A, Class 1A, 1.781%, 1/21/2055	1,005,667
268,022		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	298,082
792,485	[1]	Washington Mutual 2006-AR15, Class 1A, 0.955%, 11/25/2046	664,490
849,788	[1]	Washington Mutual 2006-AR17, Class 1A, 0.935%, 12/25/2046	684,584
88,120	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.612%, 7/25/2034	90,339
		TOTAL	34,414,611
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $187,420,404)	184,104,080
		CORPORATE BONDS—33.5%
		Basic Industry - Chemicals—1.0%
3,500,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	3,605,049
6,500,000		Praxair, Inc., Sr. Unsecd. Note, 0.75%, 2/21/2016	6,515,386
3,000,000	[2,3]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	3,143,028
		TOTAL	13,263,463
		Basic Industry - Metals & Mining—1.6%
7,000,000		Alcan, Inc., 5.00%, 6/1/2015	7,177,849
1,500,000	[1,2,3]	Anglo American Capital PLC, Floating Rate Note—Sr. Note, Series 144A, 1.181%, 4/15/2016	1,506,553
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$1,500,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	$1,618,125
1,000,000	[1]	BHP Billiton Finance (USA), Inc., Floating Rate Note—Sr. Note, 0.483%, 9/30/2016	1,001,827
4,000,000	[2,3]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,164,908
7,000,000	[2,3]	Xstrata Finance (Canada) Ltd., Series 144A, 2.85%, 11/10/2014	7,001,994
		TOTAL	22,471,256
		Capital Goods - Diversified Manufacturing—0.3%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,523,175
2,000,000	[2,3]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,092,734
		TOTAL	4,615,909
		Communications - Cable & Satellite—1.3%
1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,055,136
4,530,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	4,683,440
7,000,000		NBCUniversal Media LLC, 3.65%, 4/30/2015	7,111,195
4,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 6.75%, 7/1/2018	4,656,644
		TOTAL	17,506,415
		Communications - Media & Entertainment—0.9%
2,500,000		Viacom, Inc., 2.50%, 9/1/2018	2,540,788
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.875%, 12/1/2014	5,002,740
5,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.10%, 12/1/2017	4,967,210
		TOTAL	12,510,738
		Communications - Telecom Wireless—0.6%
5,720,000	[1]	America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.235%, 9/12/2016	5,778,412
3,090,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	3,300,729
		TOTAL	9,079,141
		Communications - Telecom Wirelines—1.4%
3,400,000	[1]	AT&T, Inc., Floating Rate Note—Sr. Note, Series FRN, 0.620%, 2/12/2016	3,408,214
5,500,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,675,269
4,330,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,498,082
3,000,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.005%, 6/17/2019	3,025,110
2,500,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.984%, 9/14/2018	2,618,348
		TOTAL	19,225,023
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Conglomerates—0.1%
$2,000,000	[2,3]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	$1,998,294
		Consumer Cyclical - Automotive—2.6%
6,000,000	[2,3]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	6,003,090
3,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 0.584%, 3/10/2017	3,004,539
4,000,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 1.875%, 8/9/2016	4,053,348
5,750,000	[1,2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 0.935%, 9/26/2016	5,789,445
5,000,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	5,173,450
5,000,000	[1,2,3]	Volkswagen Group of America Finance LLC, Floating Rate Note—Sr. Note, Series 144A, 0.605%, 5/23/2017	5,008,194
6,700,000	[2,3]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 1.625%, 3/22/2015	6,731,081
		TOTAL	35,763,147
		Consumer Cyclical - Leisure—0.1%
2,000,000		Carnival Corp., Sr. Unsecd. Note, 1.875%, 12/15/2017	1,995,572
		Consumer Cyclical - Retailers—0.5%
2,650,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,658,130
3,700,000		CVS Caremark Corp., Sr. Unsecd. Note, 1.20%, 12/5/2016	3,708,647
		TOTAL	6,366,777
		Consumer Cyclical - Services—0.2%
2,000,000		Expedia, Inc., 7.456%, 8/15/2018	2,338,262
		Consumer Non-Cyclical - Food/Beverage—3.6%
12,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	12,626,875
3,000,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 1.30%, 1/25/2016	3,011,034
2,000,000		Kraft Foods Group, Inc., 1.625%, 6/4/2015	2,012,604
8,000,000	[1]	Mondelez International, Inc., Floating Rate Note—Sr. Note, 0.760%, 2/1/2019	8,018,360
5,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.95%, 2/22/2017	5,004,695
7,000,000	[2,3]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	7,215,936
4,600,000	[2,3]	SABMiller PLC, Note, Series 144A, 6.50%, 7/1/2016	5,020,205
2,050,000		Sysco Corp., Sr. Unsecd. Note, 1.45%, 10/2/2017	2,061,759
5,000,000		Tyson Foods, Inc., 2.65%, 8/15/2019	5,053,210
		TOTAL	50,024,678
		Consumer Non-Cyclical - Health Care—0.3%
4,000,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	3,954,164
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—0.2%
$3,000,000	[1,2,3]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 0.510%, 10/6/2017	$3,003,900
		Energy - Independent—0.3%
3,500,000	[1]	Petroleos Mexicanos, Floating Rate Note—Sr. Note, 2.251%, 7/18/2018	3,631,250
		Energy - Integrated—1.4%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,164,470
4,000,000	[1]	BP Capital Markets PLC, Floating Rate Note—Sr. Note, 0.865%, 9/26/2018	4,028,500
3,800,000	[2,3]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 3.125%, 4/28/2016	3,894,347
2,900,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	2,911,652
3,000,000		Shell International Finance B.V., Company Guarantee, 3.10%, 6/28/2015	3,055,083
		TOTAL	19,054,052
		Energy - Oil Field Services—0.6%
3,095,000		Nabors Industries, Inc., Sr. Unsecd. Note, 2.35%, 9/15/2016	3,143,585
5,000,000	[2,3]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	4,996,160
		TOTAL	8,139,745
		Financial Institution - Banking—8.5%
3,000,000		American Express Co., Sr. Unsecd. Note, 1.55%, 5/22/2018	2,962,245
1,200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,264,351
9,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 0.90%, 2/1/2019	9,084,564
1,500,000	[1]	Bank of America Corp., Floating Rate Note—Sr. Note, 1.271%, 1/15/2019	1,520,049
8,650,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	8,790,813
6,000,000	[1]	Bank of Montreal, Floating Rate Note—Sr. Note, Series MTN, 0.831%, 4/9/2018	6,040,140
4,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	4,007,424
3,000,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.15%, 11/21/2016	2,995,398
2,150,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	2,160,105
10,000,000	[1]	Fifth Third Bancorp, Floating Rate Note—Sr. Note, 0.741%, 11/18/2016	10,051,940
10,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.334%, 11/15/2018	10,112,280
3,000,000	[1]	JPMorgan Chase & Co., Floating Rate Note—Sr. Note, 0.681%, 4/23/2015	3,005,277
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	3,958,092
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,000,000	[1]	MUFG Union Bank, N.A., Floating Rate Note—Sr. Note, 0.985%, 9/26/2016	$2,016,412
6,900,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.534%, 7/25/2017	6,897,171
2,000,000	[1]	Morgan Stanley, Floating Rate Note—Sr. Note, 1.083%, 1/24/2019	2,016,168
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 1.75%, 2/25/2016	2,020,306
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	3,225,411
3,500,000	[1,2,3]	Nordea Bank AB, Floating Rate Note—Sr. Note, Series 144A, 0.694%, 5/13/2016	3,515,708
15,000,000	[1]	Royal Bank of Canada, Montreal, Floating Rate Note—Sr. Note, 0.603%, 3/8/2016	15,049,275
3,000,000	[1]	U.S. Bank, N.A., Series BKNT, 0.435%, 9/11/2017	2,998,338
2,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.713%, 10/28/2019	2,006,358
3,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, Series FRN, 1.155%, 6/26/2015	3,016,695
8,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 0.976%, 7/30/2018	8,102,368
		TOTAL	116,816,888
		Financial Institution - Finance Companies—1.1%
15,000,000	[1]	General Electric Capital Corp., Floating Rate Note—Sr. Note, 0.74%, 1/14/2019	15,059,100
		Financial Institution - Insurance - Life—2.4%
4,500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	4,763,956
8,000,000	[1,2,3]	MetLife Global Funding I, Floating Rate Note—Sr. Secured Note, Series 144A, 0.609%, 4/10/2017	8,039,616
4,475,000	[1,2,3]	New York Life Global Funding, Floating Rate Note—Sr. Note, Series 144A, 0.581%, 5/23/2016	4,497,760
7,400,000	[2,3]	PRICOA Global Funding I, Sr. Unsecd. Note, Series 144A, 1.15%, 11/25/2016	7,415,577
6,000,000	[1]	Prudential Financial, Inc., Floating Rate Note—Sr. Note, Series MTN, 1.014%, 8/15/2018	6,059,220
2,000,000	[2,3]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	2,006,124
		TOTAL	32,782,253
		Financial Institution - Insurance - P&C—0.5%
4,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 0.95%, 8/15/2016	4,024,276
2,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	1,981,972
1,000,000	[1,4]	HSB Group, Inc., Company Guarantee, Series B, 1.141%, 7/15/2027	811,676
		TOTAL	6,817,924
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—2.1%
$7,000,000	[1]	Apple, Inc., Floating Rate Note—Sr. Note, Series FRN, 0.537%, 5/6/2019	$7,014,021
6,650,000	[1]	Cisco Systems, Inc., Floating Rate Note—Sr. Note, 0.734%, 3/1/2019	6,696,823
5,000,000		Intel Corp., Sr. Unsecd. Note, 1.95%, 10/1/2016	5,110,795
2,000,000		KLA-Tencor Corp., 2.375%, 11/1/2017	2,007,727
1,500,000	[2,3]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 3.30%, 10/30/2019	1,502,457
1,000,000		Microsoft Corp., Sr. Note, 1.625%, 9/25/2015	1,011,518
1,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	985,968
5,000,000	[1]	Oracle Corp., Floating Rate Note—Sr. Note, 0.811%, 1/15/2019	5,044,870
		TOTAL	29,374,179
		Transportation - Railroads—0.4%
5,285,000	[1]	Kansas City Southern de Mexico SA de CV, Floating Rate Note—Sr. Note, 0.933%, 10/28/2016	5,289,725
		Transportation - Services—0.3%
4,000,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.125%, 5/11/2015	4,046,676
		Utility - Electric—1.0%
3,000,000	[1]	Duke Energy Corp., Floating Rate Note—Sr. Note, 0.613%, 4/3/2017	3,011,853
1,000,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	1,011,124
6,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.339%, 9/1/2015	6,035,688
4,000,000	[2,3]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	4,156,108
		TOTAL	14,214,773
		Utility - Natural Gas—0.2%
3,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 0.75%, 1/15/2016	3,004,053
		TOTAL CORPORATE BONDS (IDENTIFIED COST $458,388,687)	462,347,357
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
6,997		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	7,581
14,089		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	15,754
34,707		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	36,913
3,012		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	3,149
		TOTAL	63,397
		Federal National Mortgage Association—0.0%
7,251		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	7,622
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$59,131		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	$68,109
		TOTAL	75,731
		Government National Mortgage Association—0.0%
32,717		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	37,808
7,571		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	9,101
		TOTAL	46,909
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $170,960)	186,037
		MUNICIPAL BONDS—0.3%
		Municipal Services—0.3%
3,225,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016	3,258,508
1,225,000		New Jersey State Transportation Trust Fund Authority, Revenue Refunding Bonds (Series 2013B), 1.758% Bonds (New Jersey State), 12/15/2018	1,201,848
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $4,434,964)	4,460,356
		FOREIGN GOVERNMENT/AGENCY—0.3%
		Sovereign—0.3%
4,000,000	[2,3]	Finland, Government of, Sr. Unsecd. Note, 1.25%, 10/19/2015 (IDENTIFIED COST $4,037,383)	4,039,092
		U.S. TREASURY—0.9%
		U.S. Treasury Note—0.9%
12,000,000		United States Treasury Note, 1.00%, 3/31/2017 (IDENTIFIED COST $11,995,546)	12,085,125
		INVESTMENT COMPANIES—9.2%[5]
3,377,525		Federated Bank Loan Core Fund	34,079,226
4,008,804		Federated Mortgage Core Portfolio	39,807,421
25,232,497	[6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	25,232,497
675,812		Federated Project and Trade Finance Core Fund	6,481,034
3,195,377		High Yield Bond Portfolio	21,025,580
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $127,798,401)	126,625,758
		TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $1,377,665,461)[7]	1,380,264,769
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[8]	(132,109)
		TOTAL NET ASSETS—100%	$1,380,132,660
Semi-Annual Shareholder Report

At October 31, 2014, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Goldman Sachs & Co.
Reference Entity	Series 21 Leveraged Loan CDSI
Buy/Sell	Sell
Pay/Receive Fixed Rate	2.50%
Expiration Date	12/20/2018
Implied Credit Spread at 10/31/2014[9]	2.64%
Notional Amount	$9,900,000
Market Value	$424,875
Upfront Premiums Paid/(Received)	$470,250
Unrealized Depreciation	$(45,375)
Unrealized Depreciation on Swap Contracts is included in “Other Assets and Liabilities —Net.”
1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2014, these restricted securities amounted to $486,056,669, which represented 35.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2014, these liquid restricted securities amounted to $478,434,556, which represented 34.7% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Affiliated holdings.
6	7-day net yield.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2014.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Semi-Annual Shareholder Report

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$4,124,774	$—	$4,124,774
Asset-Backed Securities	—	574,748,795	7,543,395	582,292,190
Collateralized Mortgage Obligations	—	184,104,080	—	184,104,080
Corporate Bonds	—	461,535,681	811,676	462,347,357
Mortgage-Backed Securities	—	186,037	—	186,037
Municipal Bonds	—	4,460,356	—	4,460,356
Foreign Government/Agency	—	4,039,092	—	4,039,092
U.S. Treasury	—	12,085,125	—	12,085,125
Investment Companies[1]	120,144,724	6,481,034	—	126,625,758
TOTAL SECURITIES	$120,144,724	$1,251,764,974	$8,355,071	$1,380,264,769
OTHER FINANCIAL INSTRUMENTS[2]	$—	$424,875	$—	$424,875
1	Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Federated Project and Trade Finance Core Fund is classified as Level 2 due to the fact that the price of shares redeemed will be determined as of the closing net asset value (the NAV) of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include swap contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2014	Year Ended April 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$8.59	$8.70	$8.65	$8.64	$8.56	$8.11
Income From Investment Operations:
Net investment income	0.03[1]	0.08	0.11	0.15[1]	0.15	0.20
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	(0.11)	0.05	0.00[2]	0.07	0.45
TOTAL FROM INVESTMENT OPERATIONS	0.02	(0.03)	0.16	0.15	0.22	0.65
Less Distributions:
Distributions from net investment income	(0.03)	(0.08)	(0.11)	(0.14)	(0.14)	(0.20)
Net Asset Value, End of Period	$8.58	$8.59	$8.70	$8.65	$8.64	$8.56
Total Return[3]	0.23%	(0.35)%	1.90%	1.79%	2.61%	8.04%
Ratios to Average Net Assets:
Net expenses	1.10%[4]	1.10%	1.10%	1.09%	1.09%	1.09%
Net investment income	0.64%[4]	0.84%	1.29%	1.70%	1.75%	2.36%
Expense waiver/reimbursement[5]	0.21%[4]	0.21%	0.23%	0.23%	0.25%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$89,499	$99,458	$136,514	$130,880	$100,026	$94,070
Portfolio turnover	7%	28%	22%	32%	30%	38%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2014	Year Ended April 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$8.59	$8.70	$8.65	$8.64	$8.56	$8.11
Income From Investment Operations:
Net investment income	0.05[1]	0.13	0.16	0.20[1]	0.20	0.25
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	(0.11)	0.05	0.00[2]	0.07	0.45
TOTAL FROM INVESTMENT OPERATIONS	0.04	0.02	0.21	0.20	0.27	0.70
Less Distributions:
Distributions from net investment income	(0.05)	(0.13)	(0.16)	(0.19)	(0.19)	(0.25)
Net Asset Value, End of Period	$8.58	$8.59	$8.70	$8.65	$8.64	$8.56
Total Return[3]	0.52%	0.23%	2.49%	2.38%	3.20%	8.67%
Ratios to Average Net Assets:
Net expenses	0.52%[4]	0.52%	0.52%	0.52%	0.52%	0.51%
Net investment income	1.22%[4]	1.39%	1.87%	2.27%	2.33%	2.94%
Expense waiver/reimbursement[5]	0.21%[4]	0.21%	0.23%	0.22%	0.24%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$782,158	$857,994	$576,453	$502,109	$474,795	$402,259
Portfolio turnover	7%	28%	22%	32%	30%	38%
1	Per share number has been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2014	Year Ended April 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$8.59	$8.70	$8.65	$8.64	$8.56	$8.11
Income From Investment Operations:
Net investment income	0.04[1]	0.12	0.15	0.18[1]	0.18	0.23
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	(0.12)	0.05	0.01	0.08	0.45
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.00	0.20	0.19	0.26	0.68
Less Distributions:
Distributions from net investment income	(0.05)	(0.11)	(0.15)	(0.18)	(0.18)	(0.23)
Net Asset Value, End of Period	$8.57	$8.59	$8.70	$8.65	$8.64	$8.56
Total Return[2]	0.31%	0.04%	2.30%	2.19%	3.01%	8.46%
Ratios to Average Net Assets:
Net expenses	0.71%[3]	0.71%	0.71%	0.70%	0.70%	0.70%
Net investment income	1.02%[3]	1.23%	1.69%	2.06%	2.14%	2.75%
Expense waiver/reimbursement[4]	0.24%[3]	0.25%	0.27%	0.27%	0.29%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$106,496	$154,154	$238,220	$544,565	$314,236	$266,638
Portfolio turnover	7%	28%	22%	32%	30%	38%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class Y Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 10/31/2014	Year Ended April 30,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$8.59	$8.70	$8.65	$8.64	$8.56	$8.11
Income From Investment Operations:
Net investment income	0.06[1]	0.14	0.18	0.21[1]	0.21	0.26
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	(0.01)	(0.11)	0.05	0.01	0.08	0.45
TOTAL FROM INVESTMENT OPERATIONS	0.05	0.03	0.23	0.22	0.29	0.71
Less Distributions:
Distributions from net investment income	(0.06)	(0.14)	(0.18)	(0.21)	(0.21)	(0.26)
Net Asset Value, End of Period	$8.58	$8.59	$8.70	$8.65	$8.64	$8.56
Total Return[2]	0.61%	0.40%	2.66%	2.55%	3.37%	8.84%
Ratios to Average Net Assets:
Net expenses	0.35%[3]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.39%[3]	1.57%	2.03%	2.44%	2.50%	3.04%
Expense waiver/reimbursement[4]	0.21%[3]	0.21%	0.23%	0.22%	0.24%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$401,980	$391,281	$329,649	$199,281	$263,115	$114,145
Portfolio turnover	7%	28%	22%	32%	30%	38%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2014 (unaudited)
Assets:
Total investment in securities, at value including $126,625,758 of investment in affiliated holdings (Note 5) (identified cost $1,377,665,461)		$1,380,264,769
Income receivable		3,194,519
Swaps, at value (premium received $470,250)		424,875
Receivable for shares sold		1,469,379
Receivable for periodic payments from swap contracts		28,875
Collateral on swap contracts		1,070,000
TOTAL ASSETS		1,386,452,417
Liabilities:
Payable for investments purchased	$1,998,800
Payable for shares redeemed	2,566,200
Bank overdraft	1,882
Due to broker	1,070,000
Income distribution payable	299,113
Payable to adviser (Note 5)	1,340
Payable for distribution services fee (Note 5)	48,654
Payable for other service fees (Notes 2 and 5)	175,298
Accrued expenses (Note 5)	158,470
TOTAL LIABILITIES		6,319,757
Net assets for 160,948,930 shares outstanding		$1,380,132,660
Net Assets Consist of:
Paid-in capital		$1,381,835,195
Net unrealized appreciation of investments and swap contracts		2,553,933
Accumulated net realized loss on investments, futures contracts, swap contracts foreign currency transactions		(4,866,738)
Undistributed net investment income		610,270
TOTAL NET ASSETS		$1,380,132,660
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($89,499,416 ÷ 10,436,653 shares outstanding), no par value, unlimited shares authorized	$8.58
Offering price per share (100/99.00 of $8.58)	$8.67
Redemption proceeds per share	$8.58
Institutional Shares:
Net asset value per share ($782,157,581 ÷ 91,212,925 shares outstanding), no par value, unlimited shares authorized	$8.58
Offering price per share	$8.58
Redemption proceeds per share	$8.58
Service Shares:
Net asset value per share ($106,495,554 ÷ 12,421,750 shares outstanding), no par value, unlimited shares authorized	$8.57
Offering price per share	$8.57
Redemption proceeds per share	$8.57
Class Y Shares:
Net asset value per share ($401,980,109 ÷ 46,877,602 shares outstanding), no par value, unlimited shares authorized	$8.58
Offering price per share	$8.58
Redemption proceeds per share	$8.58
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended October 31, 2014 (unaudited)
Investment Income:
Interest (including income on securities loaned of $1,682)			$10,364,542
Dividends received from affiliated holdings (Note 5)			2,161,352
Investment income allocated from affiliated partnership (Note 5)			36,029
TOTAL INCOME			12,561,923
Expenses:
Investment adviser fee (Note 5)		$2,873,927
Administrative fee (Note 5)		562,077
Custodian fees		32,784
Transfer agent fee		336,761
Directors'/Trustees' fees (Note 5)		5,080
Auditing fees		13,333
Legal fees		7,837
Portfolio accounting fees		108,851
Distribution services fee (Note 5)		327,407
Other service fees (Notes 2 and 5)		980,557
Share registration costs		60,244
Printing and postage		31,720
Miscellaneous (Note 5)		8,212
TOTAL EXPENSES		5,348,790
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(1,490,935)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(36,731)
TOTAL WAIVERS AND REIMBURSEMENTS		(1,527,666)
Net expenses			3,821,124
Net investment income			8,740,799
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized loss on investments (including realized gain of $420,435 on sales of investments in affiliated holdings (Note 5))	$(57,204)
Net realized loss on futures contracts	(323,496)
Net realized gain on swap contracts	623,723
Net realized gain on investments, swap contracts and foreign currency transactions allocated from affiliated partnership (Note 5)	64,820
Net change in unrealized appreciation of investments	(1,366,922)
Net change in unrealized appreciation of futures contracts	(15,063)
Net change in unrealized appreciation of swap contracts	(540,584)
Net realized and unrealized loss on investments, futures contracts and swap contracts	(1,614,726)
Change in net assets resulting from operations	$7,126,073
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 10/31/2014	Year Ended 4/30/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,740,799	$19,863,591
Net realized gain (loss) on investments including allocation from partnership, futures contracts and swap contracts	307,843	(1,011,908)
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	(1,922,569)	(14,635,563)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,126,073	4,216,120
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(332,921)	(1,084,848)
Institutional Shares	(5,236,192)	(11,317,807)
Service Shares	(606,864)	(2,555,230)
Class Y Shares	(2,857,878)	(6,286,628)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,033,855)	(21,244,513)
Share Transactions:
Proceeds from sale of shares	204,363,303	926,128,783
Net asset value of shares issued to shareholders in payment of distributions declared	7,509,185	16,686,113
Cost of shares redeemed	(332,719,357)	(703,735,719)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(120,846,869)	239,079,177
Change in net assets	(122,754,651)	222,050,784
Net Assets:
Beginning of period	1,502,887,311	1,280,836,527
End of period (including undistributed net investment income of $610,270 and $903,326, respectively)	$1,380,132,660	$1,502,887,311
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
October 31, 2014 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class Y Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended October 31, 2014, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$121,107	$—
Institutional Shares	718,942	(15,413)
Service Shares	140,508	—
TOTAL	$980,557	$(15,413)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Premium and Discount Amortization/Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended October 31, 2014, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2014, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to manage sector/asset class risk. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at October 31, 2014, is $9,900,000. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional amount of Swap contracts held by the Fund throughout the period was $13,334,286. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
At October 31, 2014, the Fund had no outstanding futures contracts.
The average notional value of short futures contracts held by the Fund throughout the period was $27,238,449. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At October 31, 2014, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of October 31, 2014, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at October 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.347%, 2/3/2029	7/9/1999	$90,271	$42,073
Carlyle Global Market Strategies 2014-1A, Class A, 2.131%, 10/15/2021	5/22/2014	$7,500,000	$7,500,000
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$39,742	$36,645
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$43,395
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Credit contracts	Receivable for periodic payments from swap contracts	$28,875
Credit contracts	Swaps, at value	$424,875
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$453,750
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended October 31, 2014
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$—	$(323,496)	$(323,496)
Credit contracts	623,723	—	623,723
TOTAL	$623,723	$(323,496)	$300,227

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$—	$(15,063)	$(15,063)
Credit contracts	(540,584)	—	(540,584)
TOTAL	$(540,584)	$(15,063)	$(555,647)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 10/31/2014		Year Ended 4/30/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,909,671	$16,407,303	5,842,954	$50,237,018
Shares issued to shareholders in payment of distributions declared	37,970	326,269	123,919	1,064,974
Shares redeemed	(3,091,418)	(26,555,296)	(10,078,313)	(86,719,299)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,143,777)	$(9,821,724)	(4,111,440)	$(35,417,307)

	Six Months Ended 10/31/2014		Year Ended 4/30/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	9,917,818	$85,218,499	62,083,669	$533,718,999
Shares issued to shareholders in payment of distributions declared	469,838	4,037,573	1,024,338	8,800,111
Shares redeemed	(19,082,690)	(163,974,586)	(29,460,382)	(253,161,395)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(8,695,034)	$(74,718,514)	33,647,625	$289,357,715

	Six Months Ended 10/31/2014		Year Ended 4/30/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,890,313	$24,829,030	8,544,735	$73,537,712
Shares issued to shareholders in payment of distributions declared	48,053	412,546	123,409	1,060,040
Shares redeemed	(8,472,258)	(72,844,997)	(18,105,300)	(155,671,793)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(5,533,892)	$(47,603,421)	(9,437,156)	$(81,074,041)

	Six Months Ended 10/31/2014		Year Ended 4/30/2014
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	9,069,248	$77,908,471	31,221,904	$268,635,054
Shares issued to shareholders in payment of distributions declared	318,034	2,732,797	670,547	5,760,988
Shares redeemed	(8,071,221)	(69,344,478)	(24,222,689)	(208,183,232)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	1,316,061	$11,296,790	7,669,762	$66,212,810
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(14,056,642)	$(120,846,869)	27,768,791	$239,079,177
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At October 31, 2014, the cost of investments for federal tax purposes was $1,377,665,461. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from swap contracts was $2,599,308. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,954,023 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,354,715.
At April 30, 2014, the Fund had a capital loss carryforward of $3,421,248 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$625,095	$592,652	$1,217,747
2015	$801,392	NA	$801,392
2016	$1,402,109	NA	$1,402,109
As of April 30, 2014, for federal income tax purposes, the fund had $740,704 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2014, the Adviser voluntarily waived $1,478,008 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2014, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.50%
Service Shares	0.15%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended October 31, 2014, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$242,214	$(80)
Service Shares	85,193	(21,238)
TOTAL	$327,407	$(21,318)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended October 31, 2014, FSC retained $186,619 of fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended October 31, 2014, FSC retained $441 in sales charges from the sale of Class A Shares.
Other Service Fees
For the six months ended October 31, 2014, FSSC received $25,421 and reimbursed $15,413 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class Y Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.10%, 0.52%, 0.71% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) July 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended October 31, 2014, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $7,500,000 and $27,805,254, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended October 31, 2014, the Adviser reimbursed $12,927. Transactions involving the affiliated holdings during the six months ended October 31, 2014, were as follows:
	Emerging Markets Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 4/30/2014	90,640	3,305,047	3,948,662	14,769,749	662,134	3,091,171	25,867,403
Purchases/ Additions	—	72,478	60,142	178,441,086	13,678	104,206	178,691,590
Sales/ Reductions	(90,640)	—	—	(167,978,338)	—	—	(168,068,978)
Balance of Shares Held 10/31/2014	—	3,377,525	4,008,804	25,232,497	675,812	3,195,377	36,490,015
Value	$—	$34,079,226	$39,807,421	$25,232,497	$6,481,034	$21,025,580	$126,625,758
Dividend Income/ Allocated Investment Income	$36,029	$736,073	$595,503	$7,236	$131,492	$691,048	$2,197,381
Allocated Net Realized Gain	$64,820	$—	$—	$—	$—	$—	$64,820
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended October 31, 2014, were as follows:
Purchases	$102,756,236
Sales	$130,382,814
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of October 31, 2014, there were no outstanding loans. During the six months ended October 31, 2014, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2014, there were no outstanding loans. During the six months ended October 31, 2014, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 to October 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2014	Ending Account Value 10/31/2014	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,002.30	$5.55
Institutional Shares	$1,000	$1,005.20	$2.63
Service Shares	$1,000	$1,003.10	$3.58
Class Y Shares	$1,000	$1,006.10	$1.77
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.66	$5.60
Institutional Shares	$1,000	$1,022.58	$2.65
Service Shares	$1,000	$1,021.63	$3.62
Class Y Shares	$1,000	$1,023.44	$1.79
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.10%
Institutional Shares	0.52%
Service Shares	0.71%
Class Y Shares	0.35%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated Short-Term Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
Semi-Annual Shareholder Report

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Short-Term Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C795
CUSIP 31420C209
CUSIP 31420C308
CUSIP 31420C787
31499 (12/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 23, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2014